Note 7 - Intangible Assets (Detail) - Schedule of Finite-Lived Intangible Assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less: accumulated amortization	$ (148,440)	$ (97,737)
	1,216,092	724,465
Land Use Right [Member]
Intangible assets	1,114,532	572,202
Customer Relationships [Member]
Intangible assets	50,000	50,000
Trademarks [Member]
Intangible assets	$ 200,000	$ 200,000